As filed with the Securities and Exchange Commission on December 29, 1998

                                                               File Nos.
                                                               33-9994
                                                               811-4894

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N- 1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre- Effective Amendment No.

   Post-Effective Amendment No. 19                  (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 20                                 (X)

                            FRANKLIN MANAGED TRUST
              (Exact Name of Registrant as Specified in Charter)

                777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

       HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[x]  on January 1, 1999 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on [date] pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on [date] pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered:
Shares of Beneficial Interest of:
Franklin Rising Dividends Fund - Class A
Franklin Rising Dividends Fund - Class B
Franklin Rising Dividends Fund - Class C
Franklin Investment Grade Income Fund - Class A


The Registrant's statement of additional information dated February 1, 1998, as filed with the Securities and Exchange Commission ("SEC") under Form Type 485BPOS on January 24, 1998, and the Registrant's Class A and C prospectus for Franklin Rising Dividends Fund dated February 1, 1998, as amended August 3, 1998, as filed with the SEC under Form Type 497 on July 23, 1998, are hereby incorporated by reference. (File Nos. 33-9994 and 811-4894.)


                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class
                           Class C - Formerly Class II



                        SUPPLEMENT DATED JANUARY 1, 1999
                              TO THE PROSPECTUS OF
                         FRANKLIN RISING DIVIDENDS FUND
                DATED FEBRUARY 1, 1998, AS AMENDED AUGUST 3, 1998

The prospectus is amended as follows:

 I. As of January 1, 1999, the fund offers three classes of shares: Class A, Class B and Class C. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II.  The section "Expense Summary" is replaced with the following:

      EXPENSE SUMMARY

     This table is designed to help you understand the costs of investing in the fund. It is based on the fund's historical expenses for the fiscal year ended September 30, 1997. The fund's actual expenses may vary.

                                                 CLASS A1   CLASS B2   CLASS C1
       -------------------------------------------------------------------------

       A.  SHAREHOLDER TRANSACTION EXPENSES3
           Maximum Sales Charge
           (as a percentage of Offering Price)     5.75%     4.00%      1.99%
             Paid at time of purchase4             5.75%      None      1.00%
             Paid at redemption5                   None      4.00%      0.99%
           Exchange Fee (per transaction)6         None       None       None

       B.  ANNUAL FUND OPERATING EXPENSES
           (AS A PERCENTAGE OF AVERAGE NET
           ASSETS)
           Management Fees                         0.75%     0.75%      0.75%
           Rule 12b-1 Fees7                        0.46%     1.00%      1.00%
           Other Expenses                          0.20%     0.20%      0.20%
                                                 -------------------------------
           Total Fund Operating Expenses           1.41%     1.95%      1.95%
                                                 -------------------------------

      C. EXAMPLE

          Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in the fund.

                                      1 YEAR     3 YEARS    5 YEARS    10 YEARS
       -------------------------------------------------------------------------
         CLASS A                       $7108      $996       $1,302     $2,169
         CLASS B
           Assuming you sold your
           shares at the end of the
           period                      $598       $912       $1,252     $2,135 9

           Assuming you stayed in the
           fund                        $198       $612       $1,052     $2,135 9
         CLASS C                       $394 10    $706       $1,142     $2,352

     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE shown. The fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

     1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
     2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended September 30, 1997. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
     3. If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
     4. There is no front-end sales charge if you invest $1 million or more in Class A shares. Although Class B and C have a lower front-end sales charge than Class A, their Rule 12b-1 fees are higher. Over time you may pay more for Class B and C shares. Please see "How Do I Buy
     Shares? - Choosing a Share Class."
     5. A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase if you sell the shares within six years. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class A shares without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales
     Charge" for  details.
     6. There is a $5 fee for  exchanges by Market Timers.
     7. These fees may not exceed 0.50% for Class A and 1.00% for Class B and C. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
     8. Assumes a  Contingent  Deferred  Sales  Charge will not apply.
     9. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
     10. For the same Class C investment, you would pay projected expenses of $296 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

III.   The following information is added to the section "Financial Highlights":

                                                            YEAR ENDED
                                                        SEPTEMBER 30, 1998*
                                                    ----------------------------
                                                       CLASS A       CLASS C
                                                    ----------------------------
       PER SHARE OPERATING PERFORMANCE
       (for a share outstanding throughout the year)
       Net asset value, beginning of year                $26.93        $26.85
                                                    ----------------------------
       Income from investment operations:
           Net investment income                            .13           ---
           Net realized and unrealized gains (losses)     (2.22)        (2.20)
                                                    ----------------------------
       Total from investment operations                   (2.09)        (2.20)
                                                    ----------------------------
       Less distributions from:
           Net investment income (loss)                    (.11)           ---
           Net realized gains                             (3.20)        (3.20)
                                                    ----------------------------
       Total distributions                                (3.31)        (3.20)
                                                    ============================
       Net asset value, end of year                      $21.53        $21.45
                                                    ============================

       Total return**                                     (9.05)%       (9.48)%

       RATIOS/SUPPLEMENTAL DATA
       Net assets, end of year (000's)                  $407,336       $43,790
       Ratios to average net assets:
           Expenses                                        1.39%         1.94%
           Net investment income                            .51%        (.05)%
       Portfolio turnover rate                            23.99%        23.99%

     * This information has been audited by Tait, Weller and Baker, the fund's independent auditor. The audit report appears in the Annual Report to Shareholders for the fiscal year ended September 30, 1998.
     ** Total return does not reflect sales commissions or the Contingent Deferred Sales Charge, and is not annualized.

 IV. The following paragraph is added under "What Are the Risks of Investing in the Fund?":

      YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisory Services considers.

      Advisory Services will rely upon public filings and other statements made by companies about their Year 2000 readiness.
      Issuers in countries outside the U.S. may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Advisory Services, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

      If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.

V.    In the section "Who Manages the Fund?",

      (a) the following is added after the "Administrative Services" section:

      YEAR 2000 PROBLEM. The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year
      2000 is a non-standard leap year may create difficulties for some systems.
      When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by Advisory Services, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

      Advisory Services and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and Advisory Services may have no control.

      (b) the first sentence under "The Rule 12b-1 Plans" is replaced with the following:

      Each class has a separate distribution or "Rule 12b-1" plan under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class.

      (c) and the following paragraphs are added to the section "The Rule 12b-1 Plans":

      Under the Class B plan, the fund pays Distributors up to 0.75% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

      The fund may also pay a servicing fee of up to 0.25% per year of Class B's average daily net assets under the Class B plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase. After 8 years, Class B shares convert to Class A shares and Securities Dealers may then receive the Rule 12b-1 fees applicable to Class A.

      The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

 VI. The first paragraph under "How Is the Trust Organized?" is replaced with the following:

      The fund is a diversified series of Franklin Managed Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on July 15, 1986, and is registered with the SEC. The fund offers three classes of shares: Franklin Rising Dividends Fund - Class A, Franklin Rising Dividends Fund - Class B and Franklin Rising Dividends Fund - Class C. Additional series and classes of shares may be offered in the future.

VII. The sections "Choosing a Share Class" and "Purchase Price of Fund Shares," found under "How Do I Buy Shares?", are replaced with the following:

      CHOOSING A SHARE CLASS

      Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

      CLASS A*             CLASS B*                     CLASS C*
     ---------------------------------------------------------------------------
      o Front-end sales    o No front-end sales       o Front-end sales
        charge of 5.75%      charge                     charge of 1%
        or less

      o Contingent         o Contingent Deferred      o Contingent Deferred
        Deferred Sales       Sales Charge of 4% or      Sales Charge of 1% on
        Charge of 1% on      less on shares you         shares you sell within
        purchases of $1      sell within six years      18 months
        million or more
        sold within one
        year

      o Lower annual       o Higher annual            o Higher annual
        expenses than        expenses than Class A      expenses than Class A
        Class B or C due     (same as Class C) due      (same as Class B) due
        to lower Rule        to higher Rule 12b-1       to higher Rule 12b-1
        12b-1 fees           fees. Automatic            fees. No conversion to
                             conversion to Class A      Class A shares, so
                             shares after eight         annual expenses do not
                             years, reducing future     decrease.
                             annual expenses.
      o No maximum         o Maximum purchase         o Maximum purchase
        purchase amount      amount of $249,999. We     amount of $999,999. We
                             invest any investment      invest any investment
                             of $250,000 or more in     of $1 million or more
                             Class A shares, since      in Class A shares,
                             a reduced front-end        since there is no
                             sales charge is            front-end sales charge
                             available and Class        and Class A's annual
                             A's annual expenses        expenses are lower.
                             are lower.


      *Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class B shares on January 1, 1999. Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Trust Company 403(b) plans, and Trust Company qualified plans with participant or earmarked accounts.

      PURCHASE PRICE OF FUND SHARES

      For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase. There is no front-end sales charge for Class B shares.

                                    TOTAL SALES CHARGE         AMOUNT PAID TO
                                    AS A PERCENTAGE OF         DEALER AS A
      AMOUNT OF PURCHASE         OFFERING        NET AMOUNT    PERCENTAGE OF
      AT OFFERING PRICE          PRICE           INVESTED      OFFERING PRICE

       CLASS A
       Under $50,000               5.75%           6.10%          5.00%
       $50,000 but less than
       $100,000                    4.50%           4.71%          3.75%
       $100,000 but less than      3.50%           3.63%          2.80%
       $250,000
       $250,000 but less than      2.50%           2.56%          2.00%
       $500,000
       $500,000 but less than      2.00%           2.04%          1.60%
       $1,000,000
       $1,000,000 or more*         None            None           None

       CLASS B*                    None            None           None

       CLASS C
       Under $1,000,000*           1.00%           1.01%          1.00%

      *A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments
      Distributors may make out of its own resources to Securities Dealers for certain purchases.

VIII.  In the section "Sales Charge Waivers," found under "How Do I Buy Shares?
       -  Sales Charge Reductions and Waivers,"

      (a) the first paragraph is replaced with the following:

      SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class B and C purchases.

      (b) and the second waiver category is replaced with the following:

      2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

          If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares. If you own both Class A and B shares and you later sell your shares, we will sell your Class A shares first, unless otherwise instructed.

          Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

          This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with proceeds from a money fund may be subject to a sales charge.

IX. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

      HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

      Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

      Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

      Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

  X. The section "How Do I Buy Shares? - Other Payments to Securities Dealers" is replaced with the following:

      OTHER PAYMENTS TO SECURITIES DEALERS

      The payments described below may be made to Securities Dealers who initiate and are responsible for Class B and C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

      1. Class A purchases of $1 million or more - up to 1% of the amount invested.

      2.    Class B purchases - up to 4% of the amount invested.

      3.    Class C purchases - up to 1% of the purchase price.

      4. Class A purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.

      5.    Class  A  purchases  by  trust   companies   and  bank  trust
            departments,     Eligible    Governmental    Authorities,     and
            broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

      6. Class A purchases by Chilean retirement plans - up to 1% of the amount invested.

      A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1,3 or 6 above or a payment of up to 1% for investments described in paragraph 4 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

      FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

XI. The second and third paragraphs under "May I Exchange Shares for Shares of Another Fund?" are replaced with the following:

      If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class B and C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

      Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class B or C shares.

 XII. In the section "Contingent Deferred Sales Charge," found under "May I Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?",

      (a) the following sentence is added to the end of the first paragraph:

      The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.

      (b) and the third paragraph is replaced with the following:

      If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class B or C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

XIII. The  second  and  third  items  in the  section  "Exchange
      Restrictions," found under "May I Exchange Shares for Shares of Another Fund?", are replaced with the following:

      You may only exchange shares within the same class, except as noted below. If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

      Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

XIV.  In the "By Phone" section of the chart under "How Do I Sell Shares?",

      (a) the first bulleted item is replaced with the following:

       o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

      (b) and the third bulleted item is deleted.

XV. In the section "Contingent Deferred Sales Charge," found under "How Do I Sell Shares?",

      (a) the following is added after the second paragraph:

      For Class B shares, there is a Contingent Deferred Sales Charge if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

                                                 THIS % IS DEDUCTED FROM YOUR
       IF YOU SELL YOUR CLASS B SHARES           PROCEEDS AS A CONTINGENT
       WITHIN THIS MANY YEARS AFTER BUYING THEM  DEFERRED SALES CHARGE
       ------------------------------------------------------------------------
       1 Year                                    4
       2 Years                                   4
       3 Years                                   3
       4 Years                                   3
       5 Years                                   2
       6 Years                                   1
       7 Years                                   0

      (b) and the section "Waivers" is replaced with the following:

      WAIVERS. We waive the Contingent Deferred Sales Charge for:

       o  Account fees

       o Sales of Class A shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors

       o Redemptions by the fund when an account falls below the minimum required account size

       o  Redemptions following the death of the shareholder or beneficial owner

       o Redemptions through a systematic withdrawal plan set up before February 1, 1995

       o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

       o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B) Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

       o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

       o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

XVI. The second paragraph under "What Distributions Might I Receive From the Fund?" is replaced with the following:

       Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

XVII. Distribution option 3 and the paragraph following it in the section "What Distributions Might I Receive From the Fund? - Distribution Options" are replaced with the following:

      3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

      Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class B and C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

XVIII.       Under "Transaction Procedures and Special Requirements,"

      (a) the section "Joint Accounts" is replaced with the following:

      JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

      Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

      (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

      (c) and the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

XIX.   Under "Services to Help You Manage Your Account,"

      (a) the second sentence in the section "Automatic Investment Plan" is replaced with the following:

      Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares.

      (b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

      If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

      (c) the section "Electronic Fund Transfers - Class I Only" is replaced with the following:

      ELECTRONIC FUND TRANSFERS

      You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

    (d) the third bulleted item in the section "TeleFACTS(R)" is replaced with the following:

      o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

    (e) and the last sentence is replaced with the following:

    The code number is 158 for Class A, 358 for Class B and 258 for Class C.

XX.    In the "Useful Terms and Definitions" section,

      (a) the definition of "Class I and Class II" is replaced with the following:

      CLASS A, CLASS B AND CLASS C - The fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.

      (b) and the following definitions are revised:

      CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

      CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A or C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.

      OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.

                Please keep this supplement for future reference.




                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                      Class A - Formerly Considered Class I


                        SUPPLEMENT DATED JANUARY 1, 1999
                             TO THE PROSPECTUS OF
                    FRANKLIN INVESTMENT GRADE INCOME FUND
                            DATED FEBRUARY 1, 1998


The prospectus is amended as follows:

I. As of January 1, 1999, the Fund's shares are considered Class A shares for redemption, exchange and other purposes. Before January 1, 1999, the Fund's shares were considered Class I shares. All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II.    The following information is added to the section "Financial
      Highlights":

                                                        YEAR ENDED
                                                         SEPTEMBER
                                                         30, 1998*
                                                       --------------
       PER SHARE OPERATING PERFORMANCE
       (for a share outstanding throughout the year)
       Net asset value, beginning of year                      $9.08
                                                       --------------
       Income from investment operations:
           Net investment income                                 .43
           Net realized and unrealized gains                     .14
                                                       --------------
       Total from investment operations                          .57
                                                       --------------
       Less distributions from:
           Net investment income                               (.43)
                                                       ==============
       Net asset value, end of year                            $9.22
                                                       ==============

       Total return**                                          6.50%

       RATIOS/SUPPLEMENTAL DATA
       Net assets, end of year (000's)                       $54,958
       Ratios to average net assets:
           Expenses                                            1.10%
           Net investment income                               4.74%
       Portfolio turnover rate                                20.80%

      * This information has been audited by Tait, Weller and Baker, the Fund's independent auditor. The audit report appears in the Annual Report to Shareholders for the fiscal year ended September 30, 1998. ** Total return does not reflect sales commissions or the Contingent Deferred Sales Charge, and is not annualized.

III. The following paragraph is added under "What Are the Risks of Investing in the Fund?":

      YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisory Services considers.

      Advisory Services will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S. may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Advisory Services, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

      If a company in which the Fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the Fund's portfolio holdings will have a similar impact on the price of the Fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.

IV. The following is added after the "Administrative Services" section under "Who Manages the Fund?":

      YEAR 2000 PROBLEM. The Fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

      When the Year 2000 arrives, the Fund's operations could be adversely affected if the computer systems used by Advisory Services, its service providers and other third parties it does business with are not Year 2000 ready. For example, the Fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The Fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

      Advisory Services and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the Fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the Fund and Advisory Services may have no control.

V.    Under "How Is the Trust Organized?", the following is added:

      As of December 7, 1998, the Franklin Templeton Conservative Target Fund owned of record and beneficially more than 25% of the outstanding shares of Advisor Class.

VI. The second step in the section "How Do I Buy Shares? - Opening Your Account" is replaced with the following:

          2. Determine how much you would like to invest. The Fund's minimum investments are:

      o To open a regular, non-retirement account           $1,000
      o To open an IRA, IRA Rollover, Roth IRA,
        or Education IRA                                    $  250*
      o To open a custodial account for a minor
        (an UGMA/UTMA account)                              $  100
      o To open an account with an automatic
        investment plan                                     $   50**
      o To add to an account                                $   50***

*For all other retirement accounts, there is no minimum investment requirement. **$25 for an Education IRA.
***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.


      For purchases by broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs, the minimum initial investment is $250. The minimum initial investment is $100 for officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies.

      We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

VII. The section "Quantity Discounts," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers," is replaced with the following:

      QUANTITY DISCOUNTS. The sales charge you pay depends on the dollar amount you invest, as shown in the table below.

                                    TOTAL SALES CHARGE         AMOUNT PAID TO
                                    AS A PERCENTAGE OF         DEALER AS A
       AMOUNT OF PURCHASE          OFFERING       NET AMOUNT   PERCENTAGE OF
       AT OFFERING PRICE           PRICE          INVESTED     OFFERING PRICE
       ------------------------------------------------------------------------
       Under $100,000              4.25%              4.44%        4.00%
       $100,000 but less than      3.50%              3.63%        3.25%
       $250,000
       $250,000 but less than      2.50%              2.56%        2.25%
       $500,000
       $500,000 but less than      2.00%              2.04%        1.85%
       $1,000,000
       $1,000,000 or more*         None               None         None

      *A Contingent Deferred Sales Charge of 1% may apply to purchases of $1 million or more. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

VIII. In the section "Sales Charge Waivers," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers,"

      (a) the second waiver category is replaced with the following:

      2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

         If you paid a Contingent Deferred Sales Charge when you sold your Class A shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares.

         Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

         This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

      (b) the following new category 7 is added to the end of the first list of sales charge waiver categories:

      7. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

         If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

      (c) and the following new category 12 is added to the end of the second list of sales charge waiver categories:

      12. Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

IX. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

      HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

      Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

      Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

      Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

X. The first paragraph under "May I Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?" is replaced with the following:

      You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund, if the difference is more than 0.25%. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

XI. Under "May I Exchange Shares for Shares of Another Fund? - Exchange Restrictions":

      (a) the second item is replaced with the following:

      o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

      (b) and the following new item is added:

      o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your Fund shares.

XII.   In the "By Phone" section of the chart under "How Do I Sell Shares?",

      (a) the first bulleted item is replaced with the following:

      o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call
         Institutional Services to receive a copy.

      (b) and the third bulleted item is deleted.

XIII. Distribution option 3 in the section "What Distributions Might I Receive From the Fund? - Distribution Options" is replaced with the following:

      3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

XIV.  Under "Transaction Procedures and Special Requirements,"

      (a) the section "Joint Accounts" is replaced with the following:

      JOINT ACCOUNTS. For accounts with more than one registered owner, the Fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

      Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

      (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

      (c) the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

      (d) and the section "Keeping Your Account Open" is replaced with the following:

      KEEPING YOUR ACCOUNT OPEN

      Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.

XV.   Under "Services to Help You Manage Your Account,"

      (a) the second sentence in the section "Automatic Investment Plan" is replaced with the following:

      Under the plan, you can have money transferred automatically from your checking or savings account to the Fund each month to buy additional shares.

      (b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

      If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

      (c) the section "Electronic Fund Transfers" is replaced with the following:

      ELECTRONIC FUND TRANSFERS

      You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

      (d) and the third bulleted item in the section "TeleFACTS(R)" is replaced with the following:

      o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

XVI.   In the "Useful Terms and Definitions" section,

      (a) the definition of "Class I, Class II and Advisor Class" is replaced with the following:

      CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The Fund offers two classes of shares, designated "Class A" and "Advisor Class." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures. Certain funds in the Franklin Templeton Funds also offer share classes designated "Class B" and "Class C."

     (b) and the following definition is revised:

      CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.



              Please keep this supplement for future reference.



                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class
                                     (Rising Dividends
                                      Fund Only)
                           Class C - Formerly Class II



                       SUPPLEMENT DATED JANUARY 1, 1999
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                            FRANKLIN MANAGED TRUST
                            DATED FEBRUARY 1, 1998


The Statement of Additional Information is amended as follows:

I. As of January 1, 1999, the Rising Dividends Fund offers three classes of shares: Class A, Class B and Class C. The Investment Grade Fund offers two classes of shares: Class A and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. On June 23, 1998, the Board approved a proposal to dissolve the Corporate Qualified Fund. On July 15, 1998, the Corporate Qualified Fund liquidated its assets and distributed its net assets to Fund shareholders.

III.   The second paragraph on page 2 is replaced with the following:

      This SAI describes Class A shares of the Investment Grade Fund and Class A, B and C shares of the Rising Dividends Fund. The Investment Grade Fund currently offers another share class with a different sales charge and expense structure, which affects performance. To receive more information about the Fund's other share class, contact your investment representative or call 1-800/DIAL BEN.

IV.    The following is added to the "Officers and Trustees" section:

      As of December 7, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 14,595 Class A shares of the Rising Dividends Fund, or less than 1% of the total outstanding Class A shares of the Rising Dividends Fund, and 2,179 Advisor Class shares of the Investment Grade Fund, or 1.3% of the total outstanding Advisor Class shares of the Investment Grade Fund.

V. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

      If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at Net Asset Value when paid.

VI.    In the section "The Rule 12b-1 Plans," found under "The Fund's
      Underwriter,"

      (a) the first sentence is replaced with the following:

      Class A of the Investment Grade Fund and each class of the Rising Dividends Fund have separate distribution or "Rule 12b-1" plans that were adopted pursuant to Rule 12b-1 of the 1940 Act.

      (b) the following paragraphs are added after the section "The Class I
      Plan":

      THE CLASS B PLAN. Under the Class B plan, the Rising Dividends Fund pays Distributors up to 0.75% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The Fund may also pay a servicing fee of up to 0.25% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

      The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

      (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

VII. The following information is added to the applicable sections under "How Does the Fund Measure Performance?" (the Class A performance figures for the Rising Dividends Fund have been restated to reflect the Fund's current, maximum 5.75% initial sales charge):

      TOTAL RETURN

      The average annual total returns for the indicated periods ended September 30, 1998, were:

                                           1 YEAR         5 YEARS     10 YEARS
       -------------------------------------------------------------------------
       CLASS A

       Rising Dividends Fund              -14.27%          11.09%       11.32%
       Investment Grade Fund                2.00%           3.78%        6.62%

                                           1 YEAR   SINCE INCEPTION
                                                           (5/1/95)
       -------------------------------------------------------------
       CLASS C

       Rising Dividends Fund              -11.17%          16.77%

      The cumulative total returns for the indicated periods ended September 30, 1998, were:

                                           1 YEAR         5 YEARS     10 YEARS
       -------------------------------------------------------------------------
       CLASS A

       Rising Dividends Fund              -14.27%          69.20%      192.17%
       Investment Grade Fund                2.00%          20.36%       89.81%

                                           1 YEAR   SINCE INCEPTION
                                                           (5/1/95)
       -------------------------------------------------------------
       CLASS C

       Rising Dividends Fund              -11.17%          69.83%


      YIELD

      The yields for the 30-day period ended September 30, 1998, were:

       -------------------------------------------
       CLASS A

       Rising Dividends Fund                0.80%
       Investment Grade Fund                4.08%

       CLASS C

       Rising Dividends Fund                0.31%

      CURRENT DISTRIBUTION RATE

      The current distribution rates for the 30-day period ended September 30, 1998, were:

       -------------------------------------------
       CLASS A

       Rising Dividends Fund                0.81%
       Investment Grade Fund                4.11%

       CLASS C

       Rising Dividends Fund                0.03%

VIII.  Under "Miscellaneous Information," the following is added:

      The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the Fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

      As of December 7, 1998, the principal shareholders of the Fund, beneficial or of record, were as follows:

                    NAME AND ADDRESS           SHARE AMOUNT         PERCENTAGE
       ------------------------------------------------------------------------

            INVESTMENT GRADE FUND - ADVISOR
            CLASS

            FT Fund Allocator                     164,170.497         95.60%
              Conservative Target Fund
            C/O Fund Accounting Department
            Attn: Kimberley Monasterio
            1810 Gateway 3rd Floor
            San Mateo, CA 94404-2470


IX.    The following is added to the section "Financial Statements":

      The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended September 30, 1998, including the auditor's report, are incorporated herein by reference.

X. In the "Useful Terms and Definitions" section, the definitions of "Class I, Class II and Advisor Class" and "Offering Price" are replaced with the following:

      CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The Rising Dividends Fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The Investment Grade Fund offers two classes of shares, designated "Class A" and "Advisor Class." The classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

      OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for the Investment Grade Fund. For the Rising Dividends Fund, the maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.


              Please keep this supplement for future reference.





                            Franklin Managed Trust
                              File Nos. 33-9994
                                   811-4894

                                  FORM N-1A
                                    PART C
                              Other Information

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated September 30, 1998 as filed with the SEC electronically on form type N-30D on November 19, 1998.

      (i)   Financial Highlights

      (ii)  Statement of Investments - September 30, 1998

      (iii) Statement of Assets and Liabilities - September 30, 1998

      (iv)  Statement of Operations - for the year ended September 30, 1998

      (v) Statements of Changes in Net Assets - for the years ended September 30, 1998 and 1997

      (vi)  Notes to Financial Statements

      (vii) Report of Independent Accountants

(2) Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated September 30, 1997 as filed with the SEC electronically on form type N-30D on December 10, 1997.

      (i)   Financial Highlights

      (ii)  Statement of Investments - September 30, 1997

      (iii) Statement of Assets and Liabilities - September 30, 1997

      (iv)  Statement of Operations - for the year ended September 30, 1997

      (v) Statements of Changes in Net Assets - for the years ended September 30, 1997 and 1996

      (vi) Notes to Financial Statements

      (vii) Report of Independent Accountants

(b) The following exhibits, are incorporated by reference herein, except exhibits 11(i), 15(iv), and 18(ii), which are attached.

      (1)   Copies of the charter as now in effect;

            (i) Amended and Restated Agreement and Declaration of Trust dated October 30, 1986
                  Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                  File No. 33-9994
                  Filing Date: April 24, 1995

            (ii) Certificate of Amendment of Agreement and Declaration of Trust dated June 28, 1988
                  Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                  File No. 33-9994
                  Filing Date: April 24, 1995

            (iii) Certificate of Amendment of Agreement and  Declaration of
                  Trust dated March 13, 1995
                  Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                  File No. 33-9994
                  Filing Date: April 24, 1995

      (2) Copies of the existing By-Laws or instruments corresponding thereto;

            (i)   By-Laws
                  Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                  File No. 33-9994
                  Filing Date: April 24, 1995

      (3) Copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) Specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

            Not Applicable

      (5) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i) Management Agreement between Franklin Rising Dividends Fund and Franklin Advisory Services, Inc., dated July 1, 1996
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-9994
                  Filing Date: November 25, 1996

            (ii) Management Agreement between Franklin Investment Grade
                  Income Fund and Franklin Advisory Services, Inc., dated July 1, 1996.
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-9994
                  Filing Date: November 25, 1996

      (6) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Amended and Restated Distribution Agreement between Franklin/Templeton Distributors, Inc. and Franklin Managed Trust dated April 23, 1995
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-9994
                  Filing Date: November 25, 1996

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File No. 33-9994
                  Filing Date: November 25, 1998

      (7) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (8)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Registrant:    Franklin New York Tax-Free Trust
                  Filing:   Post-Effective Amendment No. 13 to Registration
                  Statement on Form N-1A
                  File No. 33-7785
                  Filing Date: March 1, 1996

            (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Registrant: Franklin New York Tax-Free Trust
                  Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                  File No. 33-7785
                  Filing Date: March 1, 1996

            (iii) Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                  File No. 33-9994
                  Filing Date: January 29, 1998

            (iv) Amendment dated February 27, 1998 to Exhibit A in the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File No. 33-9994
                  Filing Date: November 25, 1998

            (v) Foreign Custody Manager Agreement between the Registrant and Bank of New York dated July 30, 1998, effective February 27, 1998
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File No. 33-9994
                  Filing Date: November 25, 1998

      (9) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            (i) Subcontract for Fund Administrative Services dated July 1, 1996 between Franklin Advisory Services, Inc. and Franklin Templeton Services, Inc.
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File No. 33-9994
                  Filing Date: November 25, 1998

      (10) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

            (i)   Opinion and Consent of counsel dated November 20, 1998
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File No. 33-9994
                  Filing Date: November 25, 1998

      (11) Copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

            (i)   Consent of Independent Accountants

      (12)  All financial statements omitted from Item 23;

            Not Applicable

      (13) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

            (i)   Letter of Understanding dated April 12, 1995
                  Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                  File No. 33-9994
                  Filing Date: April 24, 1995

      (14) Copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            Not Applicable

      (15) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i) Amended and Restated Distribution Plan between Franklin Rising Dividends Fund and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                  Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                  File No. 33-9994
                  Filing Date: April 24, 1995

            (ii) Amended and Restated Distribution Plan between Franklin Investment Grade Income Fund and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                  Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                  File No. 33-9994
                  Filing Date: April 24, 1995

            (iii) Class II Distribution Plan between Franklin Managed Trust on behalf of Franklin Rising Dividends Fund - Class II, and Franklin/Templeton Distributors, Inc., pursuant to Rule 12b-1 dated March 30, 1995
                  Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                  File No. 33-9994
                  Filing Date: November 30, 1995

            (iv) Form of Class B Distribution Plan pursuant to Rule 12b-1 between Franklin Managed Trust on behalf of Franklin Rising Dividends Fund and Franklin/Templeton Distributors, Inc.

      (16) Schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

            Not Applicable

      (17) Power of Attorney

            (i)   Power of Attorney dated March 13, 1995
                  Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                  File No. 33-9994
                  Filing Date: April 24, 1995

            (ii)  Certificate of Secretary dated March 13, 1995
                  Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                  File No. 33-9994
                  Filing Date: April 24, 1995

      (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act

            (i) Multiple Class Plan for Franklin Investment Grade Income Fund dated June 12, 1996
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-9994
                  Filing Date: November 25, 1996

            (ii)  Form of Multiple Class Plan for Franklin Rising Dividends
                  Fund

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

      Not Applicable

ITEM 27 INDEMNIFICATION

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Please see the Declaration of Trust, By-Laws, Management and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

   Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said By-Laws shall be made by the Registrant only if authorized in the manner provided by such By-Laws.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

   The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-51967), incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29  PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Franklin Templeton Japan Fund
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Annuity Fund
Templeton Variable Products Series Fund

   b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

   c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

   The accounts, books or other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose principal address is 777 Mariners Island Blvd., San Mateo, CA. 94404.

ITEM 31  MANAGEMENT SERVICES

   There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32  UNDERTAKINGS

   The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 28th day of December, 1998.

                                   FRANKLIN MANAGED TRUST
                                   (Registrant)

                              By: /s/ WILLIAM J. LIPPMAN*
                                      William J. Lippman,
                                      President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

WILLIAM J. LIPPMAN*                  Principal Executive Officer and Trustee
William J. Lippman                   Dated: December 28, 1998

MARTIN L. FLANAGAN*                  Principal Financial Officer
Martin L. Flanagan                   Dated: December 28, 1998

DIOMEDES LOO-TAM*                    Principal Accounting Officer
Diomedes Loo-Tam                     Dated: December 28, 1998

FRANK T. CROHN*                      Trustee
Frank T. Crohn                       Dated: December 28, 1998

CHARLES RUBENS, II*                  Trustee
Charles Rubens, II                   Dated: December 28, 1998

LEONARD RUBIN*                       Trustee
Leonard Rubin                        Dated: December 28, 1998


*By:  /s/ Larry L. Greene, Attorney-in-Fact
      (Pursuant to Powers of Attorney previously filed)


                            FRANKLIN MANAGED TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.        DESCRIPTION                                     LOCATION

EX-99.B1(i)        Amended and Restated Agreement and Declaration        *
                   of Trust dated October 30, 1986
                                                                         *
EX-99.B1(ii)       Certificate of Amendment of Agreement and             *
                   Declaration of Trust dated June 28, 1988

EX-99.B1(iii)      Certificate of Amendment of Agreement and             *
                   Declaration of Trust dated March 13, 1995

EX-99.B2(i)        By-Laws                                               *

EX-99.B5(i)        Management Agreement between Franklin Rising          *
                   Dividends Fund and Franklin Advisory Services,
                   Inc., dated July 1, 1996

EX-99.B5(ii)       Management Agreement between Franklin                 *
                   Investment Grade Income Fund and Franklin
                   Advisory Services, Inc., dated July 1, 1996

EX-99.B6(i)        Amended and Restated Distribution Agreement           *
                   between Franklin/Templeton Distributors, Inc., and Franklin Managed Trust dated April 23, 1995

EX-99.B6(ii)       Forms of Dealer Agreements between                    *
                   Franklin/Templeton Distributors, Inc., and
                   Securities Dealers

EX-99.B8(i)        Master Custody Agreement between Registrant and       *
                   Bank of New York dated February 16, 1996

EX-99.B8(ii)       Terminal Link Agreement between Registrant and        *
                   Bank of New York dated February 16, 1996

EX-99.B8(iii)      Amendment dated May 7, 1997 to Master Custody         *
                   Agreement between the Registrant and Bank of New York dated February 16, 1996

EX-99.B8(iv)       Amendment dated February 27, 1998 to Exhibit A        *
                   in the Master Custody Agreement between the Registrant and Bank of New York dated February
                   16, 1996

EX-99.B8(v)        Foreign Custody Manager Agreement between the         *
                   Registrant and Bank of New York dated July 30,
                   1998, effective February 27, 1998

EX-99.B9(i)        Subcontract for Fund Administrative Services          *
                   dated July 1, 1996 between Franklin Advisory
                   Services, Inc. and Franklin Templeton Services,
                   Inc.

EX-99.B10(i)       Opinion and Consent of counsel dated November         *
                   20, 1998

EX-99.B11(i)       Consent of Independent Accountants                Attached

EX-99.B13(i)       Letter of Understanding dated April 12, 1995          *

EX-99.B14(i)       Copy of model retirement plan                         *

EX-99.B15(i)       Amended and Restated Distribution Plan between        *
                   Franklin Rising Dividends Fund and
                   Franklin/Templeton Distributors, Inc., dated
                   July 1, 1993

EX-99.B15(ii)      Amended and Restated Distribution Plan between        *
                   Franklin Investment Grade Income Fund and
                   Franklin/Templeton Distributors, Inc., dated
                   July 1, 1993

EX-99.B15(iii)     Class II Distribution Plan between Franklin           *
                   Managed Trust on behalf of Franklin Rising
                   Dividends Fund - Class II and
                   Franklin/Templeton Distributors, Inc., dated
                   March 30, 1995

EX-99.B15(iv)      Form of Class B Distribution Plan pursuant to       Attached
                   Rule 12b-1 between Franklin Managed Trust on behalf of Franklin Rising Dividends Fund and
                   Franklin/Templeton Distributors, Inc.

EX-99.B17(i)       Power of Attorney dated March 13, 1995                *

EX-99.B17(ii)      Certificate of Secretary dated March 13, 1995         *

EX-99.B18(i)       Multiple Class Plan for Franklin Investment           *
                   Grade Income Fund

EX-99.B18(ii)      Form of Multiple Class Plan for Franklin Rising     Attached
                   Dividends Fund

* Incorporated by reference